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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22957

Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco Conservative Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	CINC-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds and Notes–54.28%(a)

Automobile Manufacturers–1.72%

Ford Motor Credit Co. LLC. Sr. Unsec. Global Notes	2.50%	01/15/16	$200	$203,358
General Motors Financial Co. Inc. Sr. Unsec. Gtd. Global Notes	2.75%	05/15/16	225	227,672
				431,030

Brewers–1.60%

SABMiller Holdings Inc. (United Kingdom) Sr. Unsec. Gtd. Notes (b)	1.85%	01/15/15	400	400,700

Cable & Satellite–5.33%

Cox Communications Inc., Sr. Unsec. Bonds	5.50%	10/01/15	175	182,063
Sr. Unsec. Global Notes	5.45%	12/15/14	475	475,846
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes	3.55%	03/15/15	250	252,116
Sr. Unsec. Gtd. Notes	3.50%	03/01/16	175	180,586
Time Warner Cable, Inc. Sr. Unsec. Gtd. Notes	3.50%	02/01/15	240	241,112
				1,331,723

Consumer Finance–3.50%

American Express Credit Corp. Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.53%	09/22/17	200	199,744
Capital One Financial Corp., Sr. Unsec. Global Notes	2.15%	03/23/15	200	200,988
Sr. Unsec. Global Notes	1.00%	11/06/15	225	225,541
Hyundai Capital America (South Korea) Sr. Unsec. Gtd. Notes (b)	4.00%	06/08/17	235	248,578
				874,851

Diversified Banks–15.04%

Bank of America Corp., Sr. Unsec. Floating Rate Medium-Term Notes (c)	1.05%	03/22/16	125	125,721
Sr. Unsec. Medium-Term Global Notes	5.00%	01/15/15	185	185,989
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (Japan) Sr. Unsec. Notes (b)	3.85%	01/22/15	400	401,972
Barclays Bank PLC (United Kingdom), Sec. Medium-Term Floating Rate Notes (b)(c)(d)	0.48%	03/16/15	500	500,012
BPCE S.A. (France) Sr. Unsec. Gtd. Floating Rate Notes (c)	1.48%	04/25/16	250	253,324
ING Bank N.V. (Netherlands) Sr. Unsec. Notes (b)	3.00%	09/01/15	300	305,358
Lloyds TSB Bank PLC (United Kingdom) Sr. Unsec. Gtd. Medium-Term Notes (b)	4.38%	01/12/15	375	376,583
Mizuho Bank Ltd. (Japan) Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.68%	09/25/17	250	250,174
Royal Bank of Canada (Canada) Sr. Unsec. Floating Rate Medium-Term Global Notes (c)	0.69%	09/09/16	300	301,553
Standard Chartered PLC (United Kingdom) Sr. Unsec. Notes (b)	3.85%	04/27/15	375	379,956
Sumitomo Mitsui Banking Corp. (Japan) Sr. Unsec. Gtd. Global Notes	1.35%	07/18/15	375	376,731
Wells Fargo & Co. Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.76%	07/20/16	300	301,477
				3,758,850

Diversified Capital Markets–1.20%

UBS AG (Switzerland) Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.61%	08/14/17	300	300,526

Diversified Metals & Mining–1.01%

Glencore Finance Canada Ltd. (Switzerland) Sr. Unsec. Gtd. Notes (b)	2.05%	10/23/15	125	126,012
Glencore Funding LLC (Switzerland) Sr. Unsec. Gtd. Notes (b)	1.70%	05/27/16	125	125,656
				251,668

Drug Retail–0.80%

Walgreens Boots Alliance Inc. Sr. Unsec. Gtd. Floating Rate Global Notes (c)	0.68%	05/18/16	200	200,278

Electric Utilities–1.82%

Duke Energy Corp. Sr. Unsec. Notes	3.35%	04/01/15	300	302,920
Southern Co. (The) Series A, Sr. Unsec. Notes	2.38%	09/15/15	150	152,176
				455,096

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Environmental & Facilities Services–1.22%

Waste Management Inc. Sr. Unsec. Gtd. Notes	6.38%	03/11/15	$300	$304,696

Health Care Equipment–1.21%

Covidien International Finance S.A. Sr. Unsec. Gtd. Global Notes	2.80%	06/15/15	300	303,716

Health Care Services–0.72%

Express Scripts Holding Co. Sr. Unsec. Gtd. Notes	3.13%	05/15/16	175	180,689

Integrated Telecommunication Services–1.00%

Verizon Communications, Inc. Sr. Unsec. Global Notes	0.70%	11/02/15	250	250,139

Investment Banking & Brokerage–5.84%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes (c)	0.68%	03/22/16	250	249,745
Sr. Unsec. Medium-Term Global Notes	3.70%	08/01/15	263	268,407
Macquarie Bank Ltd. (Australia) Sr. Unsec. Floating Rate Notes (b)(c)	0.86%	10/27/17	250	250,179
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes	6.00%	04/28/15	350	357,809
Sr. Unsec. Notes	3.45%	11/02/15	325	332,753
				1,458,893

Life & Health Insurance–1.55%

Prudential Financial, Inc. Series D, Sr. Unsec. Disc. Medium-Term Notes	4.75%	09/17/15	375	387,761

Multi-Utilities–1.23%

Dominion Resources Inc. Series C, Sr. Unsec. Notes	5.15%	07/15/15	300	308,678

Other Diversified Financial Services–2.43%

Daimler Finance North America LLC (Germany) Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.91%	08/01/16	300	302,087
JPMorgan Chase & Co. Sr. Unsec. Notes	3.40%	06/24/15	300	304,880
				606,967

Packaged Foods & Meats–2.27%

Kraft Foods Group, Inc. Sr. Unsec. Global Notes	1.63%	06/04/15	350	351,809
Tyson Foods, Inc. Sr. Unsec. Gtd. Notes	6.60%	04/01/16	200	215,519
				567,328

Regional Banks–1.45%

Fifth Third Bancorp Sr. Unsec. Notes	3.63%	01/25/16	175	180,663
SunTrust Banks, Inc. Sr. Unsec. Notes	3.60%	04/15/16	175	181,429
				362,092

Specialized Finance–0.97%

International Lease Finance Corp. Sr. Sec. Gtd. Notes (b)	6.75%	09/01/16	225	241,453

Specialized REIT’s–0.50%

American Tower Corp. Sr. Unsec. Global Notes	4.63%	04/01/15	125	126,580

Trading Companies & Distributors–0.97%

Air Lease Corp. Sr. Unsec. Global Notes	4.50%	01/15/16	235	242,197

Trucking–0.90%

Ryder System, Inc. Sr. Unsec. Medium-Term Notes	3.15%	03/02/15	224	225,465
Total Bonds and Notes (Cost $13,572,968)				13,571,376

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities–21.97%

Equipment–2.12%

GE Equipment Transportation LLC Series 2013-1, Class A2, Pass Through Ctfs.	0.50%	11/24/15	$36	$35,606
Kubota Credit Owner Trust Series 2014-1A, Class A2, Pass Through Ctfs. (b)	0.58%	02/15/17	125	125,010
MMAF Equipment Finance LLC Series 2013-AA, Class A2, Pass Through Ctfs. (b)	0.69%	05/09/16	302	302,529
Volvo Financial Equipment LLC Series 2012-1A, Class B, Pass Through Ctfs. (b)	1.51%	08/15/17	66	66,344
				529,489

Student Loan–3.34%

SLM Student Loan Trust, Series 2003-14, Class A5, Floating Rate Pass Through Ctfs. (c)	0.46%	01/25/23	362	360,805
Series 2004-7, Class A5, Floating Rate Pass Through Ctfs. (c)	0.40%	01/27/20	143	142,182
Series 2007-1, Class A4, Floating Rate Pass Through Ctfs. (c)	0.29%	01/25/22	233	231,851
Series 2007-3, Class A2, Floating Rate Pass Through Ctfs. (c)	0.24%	10/25/17	99	98,949
				833,787

Time Share–1.99%

Sierra Timeshare Receivables Funding LLC,
Series 2012-3A, Class A, Pass Through Ctfs. (b)	1.87%	08/20/29	205	205,919
Series 2013-3A, Class A, Pass Through Ctfs. (b)	2.20%	10/20/30	292	291,751
				497,670

Auto Loans/Leases–10.41%

Ally Master Owner Trust, Series 2010-4, Class A, Floating Rate Pass Through Ctfs. (c)	1.22%	08/15/17	150	150,776
Series 2012-1, Class A2, Pass Through Ctfs.	1.44%	02/15/17	155	155,285
Americredit Automobile Receivables Trust, Series 2012-4, Class B, Pass Through Ctfs.	1.31%	11/08/17	340	341,354
Series 2013-4, Class A2, Pass Through Ctfs.	0.74%	11/08/16	80	80,072
Avis Budget Rental Car Funding AESOP LLC Series 2012-1A, Class A, Pass Through Ctfs. (b)	2.05%	08/20/16	180	181,270
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, Pass Through Ctfs.	0.62%	07/20/16	121	120,628
Series 2013-2, Class A2, Pass Through Ctfs.	0.92%	09/20/16	66	66,375
Enterprise Fleet Financing LLC Series 2012-2, Class A2, Pass Through Ctfs. (b)	0.72%	04/20/18	64	63,598
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, Pass Through Ctfs.	0.84%	08/15/16	31	31,209
Series 2012-C, Class A3, Pass Through Ctfs.	0.58%	12/15/16	105	104,617
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1, Pass Through Ctfs. (b)	4.20%	02/15/17	450	453,758
Harley-Davidson Motorcycle Trust Series 2012-1, Class A3, Pass Through Ctfs.	0.68%	04/15/17	71	71,443
Honda Auto Receivables Owner Trust Series 2012-1, Class A3, Pass Through Ctfs.	0.77%	01/15/16	20	19,817
Mercedes Benz Auto Lease Trust Series 2013-B, Class A4, Pass Through Ctfs.	0.76%	07/15/19	105	105,119
Santander Drive Auto Receivables Trust, Series 2011-1, Class C, Pass Through Ctfs.	3.11%	05/16/16	81	80,818
Series 2012-2, Class C, Pass Through Ctfs.	3.20%	02/15/18	215	218,163
Series 2013-4, Class A2, Pass Through Ctfs.	0.89%	09/15/16	7	7,444
Series 2013-A, Class A3, Pass Through Ctfs. (b)	1.02%	01/16/18	100	100,273
Wheels SPV LLC Series 2012-1, Class A3, Pass Through Ctfs. (b)	1.53%	03/20/21	250	251,731
				2,603,750

Credit Cards–4.11%

Cabela’s Master Credit Card Trust Series 2011-4A, Class A2, Floating Rate Pass Through Ctfs. (b)(c)	0.70%	10/15/19	400	401,981
World Financial Network Credit Card Master Trust, Series 2014-A, Class A, Floating Rate Pass Through Ctfs. (c)	0.53%	12/15/19	375	375,246
Series 2014-B, Class A, Pass Through Ctfs.	0.61%	07/15/19	250	250,057
				1,027,284
Total Asset-Backed Securities (Cost $5,490,846)				5,491,980

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–11.66%(e)

Asset-Backed Securities - Fully Supported Bank–1.50%

Bennington Stark Capital Co. LLC (France), (CEP-Societe Generale S.A.) (b)	0.00%	05/12/15	$375	$374,553

Consumer Finance–2.30%

Ford Motor Credit Co. LLC (b)	0.00%	12/01/14	375	374,988
Nissan Motor Acceptance Corp. (Japan) (b)	0.00%	04/20/15	200	199,719
				574,707

Diversified Banks–1.50%

Bank of China (China)	0.00%	01/14/15	375	374,837

Integrated Oil & Gas–1.20%

Eni S.p.A.	0.00%	05/22/15	300	299,471

Oil & Gas Exploration & Production–3.05%

DCP Midstream LLC (b)	0.00%	12/03/14	763	762,939

Regional Banks–2.11%

Kookmin Bank NY Branch (South Korea)	0.00%	05/05/15	530	529,370
Total Commercial Paper (Cost $2,914,565)				2,915,877

Certificate of Deposit–1.40%

Diversified Banks–1.40%

Credit Suisse New York (Switzerland) (c) (Cost $350,000)	0.50%	08/21/15	350	350,008
TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.31% (Cost $22,328,379)				22,329,241
			Repurchase Amount

Repurchase Agreements–10.00%(f)

Citigroup Global Markets Inc., Term agreement dated 11/19/14, maturing value of $1,001,033 (collateralized by Domestic and Foreign Corporate obligations & Municipal obligations valued at $1,066,441; 0%-12.63%, 12/01/15-09/04/46)	0.60%	01/20/15	1,001,033	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $750,401 (collateralized by Domestic Non-Agency Asset-backed securities and Non-Agency Mortgage-backed securities valued at $825,000; 0%-0%, 05/26/36-12/26/46)	0.55%	01/02/15	750,401	750,000
Wells Fargo Securities, LLC, Term agreement dated 09/29/14, maturing value of $750,948 (collateralized by Commercial paper valued at $787,501; 0%, 12/03/14)	0.50%	12/29/14	750,948	750,000
Total Repurchase Agreements (Cost $2,500,000)				2,500,000
TOTAL INVESTMENTS–99.31% (Cost $24,828,379)				24,829,241
OTHER ASSETS LESS LIABILITIES–0.69%				171,344
NET ASSETS–100.00%				$25,000,585

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
Disc.	—Discounted
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $8,065,083, which represented 32.26% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end. See Note 1E.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Conservative Income Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco Conservative Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $1,727,681 and $1,380,235, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,303
Aggregate unrealized (depreciation) of investment securities	(8,441)
Net unrealized appreciation of investment securities	$862
Cost of investments is the same for tax and financial reporting purposes.

Invesco Conservative Income Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.